Leases - Summary of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Seattle Lease member
2021	$ 1,938
2022	1,987
2023	2,037
2024	1,732
2025
Thereafter
Less:Imputed Intrest	(683)
Total	7,011
Seoul Lease Member
2021	1,443
2022	1,471
2023	1,267
2024	0
2025
Thereafter
Less:Imputed Intrest	(328)
Total	$ 3,853